Subsequent Events (Details Narrative) - USD ($)																		1 Months Ended			3 Months Ended	6 Months Ended		12 Months Ended
	Jul. 31, 2026	Jul. 30, 2026	Jul. 24, 2026	Apr. 03, 2026	Mar. 24, 2026	Mar. 19, 2026	Feb. 24, 2026	Feb. 23, 2026	Feb. 19, 2026	Feb. 06, 2026	Jan. 16, 2026	Jan. 02, 2026	Jan. 01, 2026	Dec. 08, 2025	Dec. 09, 2024	Oct. 09, 2024	Sep. 07, 2023	Jul. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Aug. 03, 2026	Mar. 03, 2026	Dec. 05, 2025	Aug. 12, 2025	Nov. 30, 2024	Apr. 20, 2024	Mar. 20, 2024	Oct. 22, 2023
Subsequent Event [Line Items]
Issuance common stock																						$ 355,000	$ 11,948,000	$ 19,699,000	$ 3,328,000
Common stock, par value																						$ 0.0001		$ 0.0001	$ 0.0001
Share Price																													$ 3,480		$ 9,359,532	$ 10,394,480
[custom:MinimumPricePerShare-0]																											$ 0.60
Total principal amount																														$ 5,700,000
Warrants exercise price																																	$ 30,000
Stock issued for services																					$ 740,000	$ 530,000	2,952,000	$ 1,152,000	$ 242,000
Common Stock [Member]
Subsequent Event [Line Items]
Issuance of Common Stock for licensing right, shares																1	2								4
Debt Conversion, Converted Instrument, Amount															$ 100,000				$ 1,800,000	$ 1,800,000
Debt Conversion, Converted Instrument, Shares Issued															1				30	30
Stock issued for services
Shares issued for services																					129	2,685	211	924	1
Sarborg Limited [Member]
Subsequent Event [Line Items]
Proceeds from Warrant Exercises									$ 8,000,000
Facility Costs									$ 20,000,000
Warrants exercise price									$ 0.025
Stock issued for services																		$ 300,000
Sarborg Limited [Member] | Pre-funded Warrants [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised						439,915
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding						439,821
Sarborg Limited [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Consideration payable												$ 400,000
Second Additional Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Consideration payable												200,000
Subsequent Event [Member]
Subsequent Event [Line Items]
[custom:MinimumPricePerShare-0]																											$ 150.00
Total principal amount	$ 378,000																									$ 200,000	$ 600,000
Annual rate interest, percentage																											10.00%
Issuance of Common Stock for licensing right, shares													113,740
Debt principal amount													$ 2,500,000
Shares issued for services	31,373
Subsequent Event [Member] | AGP Convertible Note [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Amount				$ 1,300,000
Debt Conversion, Converted Instrument, Shares Issued				16,174
Subsequent Event [Member] | Sarborg Limited [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Consideration payable												400,000
Subsequent Event [Member] | Second Additional Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Consideration payable												$ 200,000
Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Issuance common stock											$ 25,000,000
Common stock, par value											$ 0.0001
Share Price											$ 15
Equity Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance common stock											$ 25,000,000
Common stock, par value											$ 0.0001
Share Price											$ 337.50
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Sarborg Limited [Member]
Subsequent Event [Line Items]
Acquired percentage		4.76%
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Sarborg Limited [Member]
Subsequent Event [Line Items]
Common stock, par value									$ 0.0001
Issuance of Common Stock for licensing right, shares									1,020
Warrants to purchase shares									2,392
Pre-funded warrants shares		12,131,770							439,915
Proceeds from Warrant Exercises									$ 8,000,000
Facility Costs									$ 20,000,000
Warrants exercise price	$ 0.001								$ 0.025
Number of shares acquire from investors		270
Sale and Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Share Price																												$ 447.50
Issuance of Common Stock for licensing right, shares														899
Sale and Purchase Agreement [Member] | Subsequent Event [Member] | Pre-funded Warrants [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised					14,743	439,915
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding					14,740	439,821
Consulting Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Consideration for entering addendum description							the Company paid an additional one-time fixed retainer of $0.2 million in the form of 1,367 shares of the Company’s Common Stock, with a fair value of $179.30 per share	the Company paid an additional one-time fixed retainer of $0.2 million in the form of 799 shares of the Company’s Common Stock, with a fair value of $187.70 per share		The Company and Maxim entered into an agreement to provide general financial advisory and investment banking services to the Company. As Consideration to the agreement, the Company issued to Maxim 520 shares of the Company’s Common Stock, with a fair value of $252.50 per share, the closing price of the Company’s Common Stock on February 5, 2026, the day prior to the date of the addendum.
Consulting Agreement [Member] | Subsequent Event [Member] | Ex Animo Ltd [Member]
Subsequent Event [Line Items]
Stock issued for services			$ 100,000
Shares issued for services			32,110
Variation Agreement [Member] | Subsequent Event [Member] | NJS Foresight Bio Advisory [Member]
Subsequent Event [Line Items]
Stock issued for services		$ 100,000
Shares issued for services		33,582
Variation Agreement [Member] | Subsequent Event [Member] | Thesprogen [Member]
Subsequent Event [Line Items]
Stock issued for services		$ 100,000
Shares issued for services		33,582
Amendment To Letter Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued		25,000
Amendment To Letter Agreement [Member] | Subsequent Event [Member] | Maxim Group LLC [Member]
Subsequent Event [Line Items]
Number of shares issued		13,000